EMPLOYEE-RELATED BENEFITS - Net Pension Amounts Recognized in the Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated other comprehensive income (loss):
Total equity	$ 11,519	$ 11,785	$ 14,218	$ 13,039
Pension Benefits
Pension and other post-retirement costs, net
Accrued employee benefit liability	136	192
Pension Benefits | Net pension and other benefits included in AOCI
Accumulated other comprehensive income (loss):
Net actuarial gain (loss)	(409)	(446)
Prior service credit	46	54
Accumulated other comprehensive income (loss) before tax	(363)	(392)
Less: Income taxes	127	138
Total equity	(236)	(254)
Other Benefits
Pension and other post-retirement costs, net
Accrued employee benefit liability	86	84
Other Benefits | Net pension and other benefits included in AOCI
Accumulated other comprehensive income (loss):
Net actuarial gain (loss)	14	18
Prior service credit	29	32
Accumulated other comprehensive income (loss) before tax	43	50
Less: Income taxes	(15)	(18)
Total equity	$ 28	$ 32